LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.95%
Australia–0.02%
†MMG Ltd.	256,000	$ 101,707
		101,707
Brazil–4.30%
Alpargatas SA	15,866	87,144
Ambev SA	408,600	1,331,948
†Americanas SA	49,910	340,876
Atacadao SA	43,000	204,115
B3 SA - Brasil Bolsa Balcao	530,000	1,746,611
Banco Bradesco SA	125,531	479,866
Banco BTG Pactual SA	102,572	558,420
Banco do Brasil SA	75,500	548,681
Banco Inter SA	29,672	132,186
Banco Santander Brasil SA	35,700	271,815
BB Seguridade Participacoes SA	61,400	330,275
†BRF SA	61,272	238,599
CCR SA	111,500	321,546
Centrais Eletricas Brasileiras SA	29,000	231,340
Cia de Saneamento Basico do Estado de Sao Paulo	30,100	298,278
Cia Siderurgica Nacional SA	60,000	327,155
Cosan SA	89,500	444,770
Energisa SA	16,500	169,226
Engie Brasil Energia SA	18,325	165,928
Equatorial Energia SA	88,072	505,192
Hapvida Participacoes e Investimentos SA	369,218	924,392
Hypera SA	34,700	282,422
JBS SA	62,400	491,357
Klabin SA	62,000	316,052
Localiza Rent a Car SA	52,921	680,374
Lojas Renner SA	86,243	500,316
Magazine Luiza SA	259,891	373,920
†Natura & Co. Holding SA	77,196	422,863
†Petro Rio S.A.	61,100	307,614
Petroleo Brasileiro SA	323,600	2,401,317
Raia Drogasil SA	93,000	467,632
Rede D'Or Sao Luiz SA	34,700	365,290
†Rumo SA	113,118	441,443
Suzano SA	64,930	753,486
Telefonica Brasil SA	44,000	497,571
TIM SA	77,300	223,081
TOTVS SA	45,214	347,197
Ultrapar Participacoes SA	65,900	197,518
Vale SA	355,092	7,124,140
Vibra Energia SA	102,200	500,154
WEG SA	144,900	1,062,163
		27,414,273
Chile–0.34%
Banco de Chile	3,928,398	420,771
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chile (continued)
†Banco de Credito e Inversiones SA	4,726	$ 170,257
Banco Santander Chile	5,702,320	321,136
Cencosud SA	124,091	244,460
Cia Cervecerias Unidas SA	12,666	94,802
Empresas CMPC SA	95,290	176,458
Empresas COPEC SA	33,261	274,779
Enel Americas SA	1,814,477	218,897
Enel Chile SA	2,182,543	65,188
Falabella SA	66,430	212,335
		2,199,083
China–26.06%
360 DigiTech, Inc.	8,100	124,659
†360 Security Technology, Inc. Class A	36,600	57,322
†3SBio, Inc.	102,500	83,355
†51job, Inc. ADR	2,800	163,940
†AAC Technologies Holdings, Inc.	67,500	160,411
Addsino Co. Ltd. Class A	8,500	14,512
†Advanced Micro-Fabrication Equipment, Inc. Class A	3,252	59,301
AECC Aero-Engine Control Co. Ltd. Class A	6,100	22,239
AECC Aviation Power Co. Ltd. Class A	9,701	68,415
Agile Group Holdings Ltd.	120,000	60,384
Agricultural Bank of China Ltd. Class A	232,900	112,912
Agricultural Bank of China Ltd. Class H	2,295,000	877,339
Aier Eye Hospital Group Co. Ltd. Class A	20,432	101,022
†Air China Ltd. Class A	29,100	41,607
†Air China Ltd. Class H	142,000	98,716
†Akeso, Inc.	23,000	48,156
†Alibaba Group Holding Ltd.	1,312,800	17,915,403
A-Living Smart City Services Co. Ltd.	52,000	71,993
†Aluminum Corp. of China Ltd. Class A	72,400	65,768
†Aluminum Corp. of China Ltd. Class H	320,000	185,220
Angel Yeast Co. Ltd. Class A	4,500	29,461
Anhui Conch Cement Co. Ltd. Class A	12,800	79,367
Anhui Conch Cement Co. Ltd. Class H	110,000	562,593
Anhui Gujing Distillery Co. Ltd. Class A	1,700	45,692
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Anhui Gujing Distillery Co. Ltd. Class B	8,100	$ 104,333
Anhui Honglu Steel Construction Group Co. Ltd. Class A	2,100	13,941
Anhui Kouzi Distillery Co. Ltd. Class A	3,300	27,941
Anhui Yingjia Distillery Co. Ltd. Class A	2,600	22,060
ANTA Sports Products Ltd.	93,200	1,156,146
Apeloa Pharmaceutical Co. Ltd. Class A	6,200	30,555
Asymchem Laboratories Tianjin Co. Ltd. Class A	900	51,868
Autel Intelligent Technology Corp. Ltd. Class A	797	4,860
Autobio Diagnostics Co. Ltd. Class A	2,470	18,707
Autohome, Inc. ADR	6,700	203,747
Avary Holding Shenzhen Co. Ltd. Class A	8,500	38,427
AVIC Electromechanical Systems Co. Ltd. Class A	20,600	35,003
AVIC Industry-Finance Holdings Co. Ltd. Class A	49,300	32,079
AviChina Industry & Technology Co. Ltd. Class H	227,000	125,299
Avicopter PLC Class A	3,000	23,984
†Baidu, Inc. ADR	24,000	3,175,200
Bank of Beijing Co. Ltd. Class A	39,900	28,739
Bank of Chengdu Co. Ltd. Class A	18,300	43,114
Bank of China Ltd. Class A	142,300	73,238
Bank of China Ltd. Class H	6,862,000	2,738,318
Bank of Communications Co. Ltd. Class A	111,520	89,598
Bank of Hangzhou Co. Ltd. Class A	19,800	43,836
Bank of Jiangsu Co. Ltd. Class A	49,700	54,985
Bank of Nanjing Co. Ltd. Class A	28,000	46,901
Bank of Ningbo Co. Ltd. Class A	27,370	160,362
Bank of Shanghai Co. Ltd. Class A	30,140	31,492
Baoshan Iron & Steel Co. Ltd. Class A	88,700	94,112
BBMG Corp. Class A	44,200	21,253
†BeiGene Ltd. ADR	4,000	754,400
†Beijing BDStar Navigation Co. Ltd. Class A	2,200	11,451
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
†Beijing Capital International Airport Co. Ltd. Class H	172,000	$ 99,986
Beijing Dabeinong Technology Group Co. Ltd. Class A	22,400	30,625
Beijing Easpring Material Technology Co. Ltd. Class A	1,800	21,164
Beijing E-Hualu Information Technology Co. Ltd. Class A	3,720	12,305
Beijing Enlight Media Co. Ltd. Class A	16,300	21,000
Beijing Enterprises Holdings Ltd.	47,500	149,906
Beijing Enterprises Water Group Ltd.	398,000	121,766
Beijing Kingsoft Office Software, Inc. Class A	2,039	60,001
Beijing New Building Materials PLC Class A	4,900	23,282
Beijing Originwater Technology Co. Ltd. Class A	18,100	17,046
Beijing Roborock Technology Co. Ltd. Class A	364	31,736
Beijing Shiji Information Technology Co. Ltd. Class A	5,600	17,569
Beijing Shunxin Agriculture Co. Ltd. Class A	3,800	13,915
Beijing Sinnet Technology Co. Ltd. Class A	9,300	19,325
Beijing Tiantan Biological Products Corp. Ltd. Class A	7,160	27,740
Beijing United Information Technology Co. Ltd. Class A	1,900	33,372
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,600	70,123
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	1,200	24,190
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	153,600	115,364
Betta Pharmaceuticals Co. Ltd. Class A	2,200	19,305
†BGI Genomics Co. Ltd. Class A	800	10,155

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
†Bilibili, Inc. ADR	14,300	$ 365,794
BOC International China Co. Ltd. Class A	900	1,898
BOE Technology Group Co. Ltd. Class A	127,100	85,930
BYD Co. Ltd. Class A	7,300	261,216
BYD Co. Ltd. Class H	71,000	1,974,885
BYD Electronic International Co. Ltd.	62,500	123,853
By-health Co. Ltd. Class A	9,700	32,374
C&S Paper Co. Ltd. Class A	6,600	12,433
=Caitong Securities Co. Ltd. Class A	18,100	24,075
†CanSino Biologics, Inc. Class A	479	17,526
†CanSino Biologics, Inc. Class H	7,400	117,781
CECEP Solar Energy Co. Ltd. Class A	10,300	14,151
CECEP Wind-Power Corp. Class A	20,200	14,565
CGN Power Co. Ltd. Class H	1,009,000	262,731
Chacha Food Co. Ltd. Class A	3,000	25,312
Changchun High & New Technology Industry Group, Inc. Class A	1,400	36,864
Changjiang Securities Co. Ltd. Class A	26,500	25,905
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	1,500	30,590
Chaozhou Three-Circle Group Co. Ltd. Class A	9,600	42,177
Chengtun Mining Group Co. Ltd. Class A	6,100	8,184
†Chengxin Lithium Group Co. Ltd. Class A	4,100	32,505
†Chifeng Jilong Gold Mining Co. Ltd. Class A	9,300	26,582
China Baoan Group Co. Ltd. Class A	13,800	24,146
China Bohai Bank Co. Ltd. Class H	328,500	54,517
China CITIC Bank Corp. Ltd. Class H	765,000	386,036
China Coal Energy Co. Ltd. Class H	124,000	93,238
China Communications Services Corp. Ltd. Class H	218,000	98,298
China Conch Venture Holdings Ltd.	140,000	408,127
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
China Construction Bank Corp. Class A	48,500	$ 47,935
China CSSC Holdings Ltd. Class A	17,300	46,945
†China Eastern Airlines Corp. Ltd. Class A	42,100	30,948
China Education Group Holdings Ltd.	87,000	74,859
China Everbright Bank Co. Ltd. Class A	113,700	59,001
China Everbright Bank Co. Ltd. Class H	300,000	113,188
China Everbright Environment Group Ltd.	322,000	193,266
=China Evergrande Group	213,000	45,559
China Feihe Ltd.	303,000	298,315
China Galaxy Securities Co. Ltd. Class A	17,900	27,946
China Galaxy Securities Co. Ltd. Class H	290,000	161,762
China Great Wall Securities Co. Ltd. Class A	11,800	17,611
China Greatwall Technology Group Co. Ltd. Class A	16,000	28,891
China Hongqiao Group Ltd.	196,500	258,151
China International Capital Corp. Ltd. Class A	5,400	35,263
China International Capital Corp. Ltd. Class H	121,600	268,823
†China Jinmao Holdings Group Ltd.	488,000	143,946
China Jushi Co. Ltd. Class A	21,746	51,959
China Lesso Group Holdings Ltd.	102,000	122,425
China Life Insurance Co. Ltd. Class A	8,200	33,769
China Life Insurance Co. Ltd. Class H	648,000	987,244
†China Literature Ltd.	37,800	154,807
China Longyuan Power Group Corp. Ltd. Class H	290,000	651,846
China Medical System Holdings Ltd.	114,000	177,794
China Meidong Auto Holdings Ltd.	52,000	197,625
†China Mengniu Dairy Co. Ltd.	273,000	1,463,662
China Merchants Bank Co. Ltd. Class A	80,300	589,015
China Merchants Bank Co. Ltd. Class H	339,000	2,638,919

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
China Merchants Securities Co. Ltd. Class A	22,200	$ 50,397
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	28,700	68,593
China Minmetals Rare Earth Co. Ltd. Class A	4,600	21,000
China Minsheng Banking Corp. Ltd. Class A	81,500	48,971
China Molybdenum Co. Ltd. Class A	58,500	47,646
China Molybdenum Co. Ltd. Class H	297,000	152,685
China National Chemical Engineering Co. Ltd. Class A	29,900	45,176
China National Medicines Corp. Ltd. Class A	200	923
China National Nuclear Power Co. Ltd. Class A	77,600	98,651
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	15,600	94,435
China Oilfield Services Ltd. Class H	168,000	170,694
China Overseas Land & Investment Ltd.	332,000	987,942
China Overseas Property Holdings Ltd.	125,000	147,429
China Pacific Insurance Group Co. Ltd. Class A	19,900	71,569
China Pacific Insurance Group Co. Ltd. Class H	235,200	569,066
China Petroleum & Chemical Corp. Class A	75,100	50,914
China Petroleum & Chemical Corp. Class H	2,124,000	1,055,463
China Power International Development Ltd.	425,000	223,594
China Railway Group Ltd. Class A	67,200	63,731
†China Railway Signal & Communication Corp. Ltd. Class A	36,642	25,662
China Resources Beer Holdings Co. Ltd.	126,000	766,582
China Resources Land Ltd.	278,000	1,287,181
China Resources Mixc Lifestyle Services Ltd.	49,000	239,831
China Resources Power Holdings Co. Ltd.	170,000	316,375
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	4,900	$ 35,040
†China Ruyi Holdings Ltd.	240,000	64,331
China Shenhua Energy Co. Ltd. Class A	21,500	100,603
China Shenhua Energy Co. Ltd. Class H	300,500	956,551
†China Southern Airlines Co. Ltd. Class A	53,200	51,771
†China Southern Airlines Co. Ltd. Class H	128,000	73,970
China State Construction Engineering Corp. Ltd. Class A	150,100	128,206
China Suntien Green Energy Corp. Ltd. Class H	158,000	88,416
China Taiping Insurance Holdings Co. Ltd.	133,800	162,296
China Three Gorges Renewables Group Co. Ltd. Class A	115,200	110,859
China Tourism Group Duty Free Corp. Ltd. Class A	7,700	198,063
China Tower Corp. Ltd. Class H	3,514,000	393,365
†China TransInfo Technology Co. Ltd. Class A	8,500	14,261
China United Network Communications Ltd. Class A	77,000	43,238
China Vanke Co. Ltd. Class A	27,600	82,990
China Vanke Co. Ltd. Class H	158,900	357,410
China Yangtze Power Co. Ltd. Class A	94,484	326,646
China Zhenhua Group Science & Technology Co. Ltd. Class A	2,300	40,918
†China Zheshang Bank Co. Ltd. Class A	61,400	32,082
†Chinasoft International Ltd.	224,000	183,604
†Chindata Group Holdings Ltd.	9,300	58,776
†Chongqing Brewery Co. Ltd. Class A	1,700	28,527
Chongqing Changan Automobile Co. Ltd. Class A	24,000	42,525
Chongqing Fuling Zhacai Group Co. Ltd. Class A	4,600	23,451

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Chongqing Rural Commercial Bank Co. Ltd. Class A	23,900	$ 14,959
Chongqing Zhifei Biological Products Co. Ltd. Class A	6,700	145,765
CIFI Ever Sunshine Services Group Ltd.	74,000	98,645
CIFI Holdings Group Co. Ltd.	304,291	177,332
CITIC Ltd.	509,000	563,051
CITIC Securities Co. Ltd. Class A	43,285	141,865
CITIC Securities Co. Ltd. Class H	234,275	536,982
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	6,000	9,212
Contemporary Amperex Technology Co. Ltd. Class A	9,400	752,188
†COSCO Shipping Energy Transportation Co. Ltd. Class A	18,600	18,729
†COSCO Shipping Holdings Co. Ltd. Class A	47,290	114,193
†COSCO Shipping Holdings Co. Ltd. Class H	294,650	506,606
COSCO Shipping Ports Ltd.	168,427	130,522
Country Garden Holdings Co. Ltd.	698,474	534,686
Country Garden Services Holdings Co. Ltd.	168,000	707,720
CRRC Corp. Ltd. Class A	72,700	61,736
CRRC Corp. Ltd. Class H	390,000	155,620
CSC Financial Co. Ltd. Class A	14,400	52,562
CSPC Pharmaceutical Group Ltd.	772,240	884,868
Daan Gene Co. Ltd. Class A	8,256	24,192
†Dada Nexus Ltd. ADR	6,500	59,345
Dali Foods Group Co. Ltd.	172,000	89,730
†Daqo New Energy Corp.	5,100	210,732
DaShenLin Pharmaceutical Group Co. Ltd. Class A	4,000	18,846
DHC Software Co. Ltd. Class A	18,900	21,029
†DiDi Global, Inc. ADR	14,400	36,000
Do-Fluoride New Materials Co. Ltd. Class A	3,800	23,361
Dong-E-E-Jiao Co. Ltd. Class A	2,700	14,381
Dongfang Electric Corp. Ltd. Class A	14,900	31,629
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Dongxing Securities Co. Ltd. Class A	10,773	$ 16,512
Dongyue Group Ltd.	128,000	173,408
East Money Information Co. Ltd. Class A	41,920	166,047
Ecovacs Robotics Co. Ltd. Class A	2,500	42,670
ENN Energy Holdings Ltd.	68,300	1,020,124
ENN Natural Gas Co. Ltd. Class A	10,200	28,374
Eve Energy Co. Ltd. Class A	7,955	99,727
Everbright Securities Co. Ltd. Class A	19,800	38,729
Fangda Carbon New Material Co. Ltd. Class A	20,180	26,698
Far East Horizon Ltd.	155,000	138,511
FAW Jiefang Group Co. Ltd.	16,200	21,994
Fiberhome Telecommunication Technologies Co. Ltd. Class A	5,800	13,778
First Capital Securities Co. Ltd. Class A	22,600	20,799
Flat Glass Group Co. Ltd. Class A	7,300	51,507
†Flat Glass Group Co. Ltd. Class H	37,000	141,262
Focus Media Information Technology Co. Ltd. Class A	53,400	51,099
Foshan Haitian Flavouring & Food Co. Ltd. Class A	13,600	186,783
Fosun International Ltd.	209,500	226,434
Founder Securities Co. Ltd. Class A	19,700	20,857
Foxconn Industrial Internet Co. Ltd. Class A	38,052	60,735
Fu Jian Anjoy Foods Co. Ltd. Class A	1,300	22,516
†Fujian Sunner Development Co. Ltd. Class A	6,700	20,859
Fuyao Glass Industry Group Co. Ltd. Class A	10,000	55,910
Fuyao Glass Industry Group Co. Ltd. Class H	49,600	201,384
Ganfeng Lithium Co. Ltd. Class A	4,200	82,458
Ganfeng Lithium Co. Ltd. Class H	23,000	323,584
G-bits Network Technology Xiamen Co. Ltd. Class A	400	22,617

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
†GCL System Integration Technology Co. Ltd. Class A	31,500	$ 17,753
†GDS Holdings Ltd. ADR	7,700	302,225
GEM Co. Ltd. Class A	27,100	35,547
Gemdale Corp. Class A	25,200	56,732
†Genscript Biotech Corp.	100,000	313,699
GF Securities Co. Ltd. Class A	26,400	72,699
GF Securities Co. Ltd. Class H	93,000	130,920
Giant Network Group Co. Ltd. Class A	10,500	16,640
Gigadevice Semiconductor Beijing, Inc. Class A	2,552	56,290
Ginlong Technologies Co. Ltd. Class A	1,300	42,644
GoerTek, Inc. Class A	13,900	74,832
†GOME Retail Holdings Ltd.	975,000	60,459
†Gotion High-tech Co. Ltd. Class A	6,800	36,525
Great Wall Motor Co. Ltd. Class A	11,800	50,495
Great Wall Motor Co. Ltd. Class H	262,500	411,990
Greenland Holdings Corp. Ltd. Class A	39,895	33,850
Greentown China Holdings Ltd.	82,500	149,233
Greentown Service Group Co. Ltd.	136,000	135,606
GRG Banking Equipment Co. Ltd. Class A	14,000	23,316
Guangdong Haid Group Co. Ltd. Class A	6,100	52,654
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,700	28,595
†Guanghui Energy Co. Ltd. Class A	36,300	46,712
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	8,000	39,407
Guangzhou Haige Communications Group, Inc. Co. Class A	13,600	21,846
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	2,400	27,791
Guangzhou R&F Properties Co. Ltd. Class H	138,800	48,944
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	3,400	34,271
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Guangzhou Tinci Materials Technology Co. Ltd. Class A	3,730	$ 54,771
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	14,145	17,698
Guolian Securities Co. Ltd. Class A	9,200	19,042
Guosen Securities Co. Ltd. Class A	32,700	51,061
Guotai Junan Securities Co. Ltd. Class A	18,300	45,127
Guoyuan Securities Co. Ltd. Class A	22,940	25,760
†Haidilao International Holding Ltd.	94,000	180,861
Haier Smart Home Co. Ltd. Class A	21,800	78,802
Haier Smart Home Co. Ltd. Class H	197,600	631,822
Haitian International Holdings Ltd.	58,000	149,560
Haitong Securities Co. Ltd. Class A	46,500	75,252
Haitong Securities Co. Ltd. Class H	215,600	163,837
†Hang Zhou Great Star Industrial Co. Ltd. Class A	5,900	15,263
Hangzhou First Applied Material Co. Ltd. Class A	3,932	69,803
Hangzhou Oxygen Plant Group Co. Ltd. Class A	5,100	22,962
Hangzhou Robam Appliances Co. Ltd. Class A	5,100	23,348
Hangzhou Silan Microelectronics Co. Ltd. Class A	7,000	53,044
Hangzhou Tigermed Consulting Co. Ltd. Class A	2,000	33,728
Hangzhou Tigermed Consulting Co. Ltd. Class H	9,600	115,781
Hansoh Pharmaceutical Group Co. Ltd.	98,000	162,949
Hefei Meiya Optoelectronic Technology, Inc. Class A	3,100	13,028
Heilongjiang Agriculture Co. Ltd. Class A	7,300	17,394
Hello Group, Inc.	15,000	86,700

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Henan Shuanghui Investment & Development Co. Ltd. Class A	9,200	$ 42,011
Hengan International Group Co. Ltd.	53,500	246,516
Hengli Petrochemical Co. Ltd. Class A	21,600	70,451
Hengyi Petrochemical Co. Ltd. Class A	2,570	3,436
Hesteel Co. Ltd. Class A	47,700	17,832
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,800	42,016
Hongfa Technology Co. Ltd. Class A	4,100	30,392
Hopson Development Holdings Ltd.	60,990	115,270
Hoshine Silicon Industry Co. Ltd. Class A	2,100	34,447
†Hua Hong Semiconductor Ltd.	45,000	187,908
Huadian Power International Corp. Ltd. Class A	31,500	17,477
Huadong Medicine Co. Ltd. Class A	9,000	47,188
Huafon Chemical Co. Ltd. Class A	25,000	35,708
Huagong Tech Co. Ltd. Class A	4,700	14,866
Hualan Biological Engineering, Inc. Class A	9,720	31,008
†Huaneng Power International, Inc. Class A	41,600	44,961
Huaneng Power International, Inc. Class H	320,000	135,729
Huatai Securities Co. Ltd. Class A	23,100	53,916
Huatai Securities Co. Ltd. Class H	135,800	207,815
Huaxi Securities Co. Ltd. Class A	17,700	23,324
Huaxia Bank Co. Ltd. Class A	54,600	47,718
Huaxin Cement Co. Ltd. Class A	6,100	18,952
Huayu Automotive Systems Co. Ltd. Class A	10,800	33,775
Huazhu Group Ltd. ADR	15,300	504,747
Hubei Xingfa Chemicals Group Co. Ltd. Class A	5,600	29,186
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Huizhou Desay Sv Automotive Co. Ltd. Class A	2,300	$ 45,578
Humanwell Healthcare Group Co. Ltd. Class A	8,900	24,136
Hunan Valin Steel Co. Ltd. Class A	38,100	32,862
Hundsun Technologies, Inc. Class A	7,888	55,079
Hygeia Healthcare Holdings Co. Ltd.	28,600	109,715
Iflytek Co. Ltd. Class A	7,500	54,660
†I-Mab ADR	3,900	63,336
Imeik Technology Development Co. Ltd. Class A	800	59,517
Industrial & Commercial Bank of China Ltd. Class A	204,200	153,206
Industrial & Commercial Bank of China Ltd. Class H	4,899,000	3,003,343
Industrial Bank Co. Ltd. Class A	80,996	262,412
†Industrial Securities Co. Ltd. Class A	36,542	44,023
Ingenic Semiconductor Co. Ltd. Class A	2,500	35,731
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	188,300	65,807
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	44,200	31,861
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	24,900	144,238
†Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	16,900	25,919
†Innovent Biologics, Inc.	100,000	336,513
Inspur Electronic Information Industry Co. Ltd. Class A	7,960	33,941
Intco Medical Technology Co. Ltd. Class A	2,750	20,047
†iQIYI, Inc. ADR	26,400	119,856
JA Solar Technology Co. Ltd. Class A	6,700	82,460
Jafron Biomedical Co. Ltd. Class A	4,410	31,441
Jason Furniture Hangzhou Co. Ltd. Class A	3,400	32,738
JCET Group Co. Ltd. Class A	8,900	34,249

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
†JD Health International, Inc.	30,300	$ 181,424
†JD.com, Inc. Class A	175,071	4,974,620
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,300	36,315
Jiangsu Expressway Co. Ltd. Class H	98,000	102,346
Jiangsu Hengli Hydraulic Co. Ltd. Class A	4,732	38,639
Jiangsu Hengrui Medicine Co. Ltd. Class A	25,822	149,291
Jiangsu King's Luck Brewery JSC Ltd. Class A	6,600	43,529
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	6,200	131,570
Jiangsu Yangnong Chemical Co. Ltd. Class A	1,500	28,435
Jiangsu Yoke Technology Co. Ltd. Class A	2,400	19,278
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	4,100	17,912
Jiangsu Zhongtian Technology Co. Ltd. Class A	16,400	43,684
Jiangxi Copper Co. Ltd. Class A	10,900	32,811
Jiangxi Copper Co. Ltd. Class H	89,000	147,212
Jiangxi Zhengbang Technology Co. Ltd. Class A	7,100	8,589
Jinke Properties Group Co. Ltd. Class A	28,500	22,061
†Jinxin Fertility Group Ltd.	105,000	79,661
JiuGui Liquor Co. Ltd. Class A	1,700	39,399
Jiumaojiu International Holdings Ltd.	67,000	141,727
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	12,300	23,675
Joinn Laboratories China Co. Ltd. Class A	1,640	29,562
Jointown Pharmaceutical Group Co. Ltd. Class A	9,500	19,853
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	4,331	19,093
JOYY, Inc.	4,800	176,304
Juewei Food Co. Ltd. Class A	3,200	21,158
†Kanzhun Ltd. ADR	5,900	146,969
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
†KE Holdings, Inc. ADR	30,900	$ 382,233
†Kingdee International Software Group Co. Ltd.	223,000	488,576
Kingfa Sci & Tech Co. Ltd. Class A	3,600	5,510
†Kingsoft Cloud Holdings Ltd. ADR	6,100	37,027
Kingsoft Corp. Ltd.	80,800	257,403
†Kuaishou Technology	41,300	378,420
†Kuang-Chi Technologies Co. Ltd. Class A	11,500	30,967
Kunlun Energy Co. Ltd.	340,000	293,840
Kunlun Tech Co. Ltd. Class A	6,100	16,110
Kweichow Moutai Co. Ltd. Class A	5,000	1,347,008
KWG Group Holdings Ltd.	105,000	42,896
Lakala Payment Co. Ltd. Class A	4,300	15,955
Laobaixing Pharmacy Chain JSC Class A	2,100	11,933
LB Group Co. Ltd. Class A	11,300	40,962
Lenovo Group Ltd.	624,000	675,952
Lens Technology Co. Ltd. Class A	16,100	29,468
Lepu Medical Technology Beijing Co. Ltd. Class A	9,900	31,304
Leyard Optoelectronic Co. Ltd. Class A	14,800	16,501
†Li Auto, Inc. ADR	48,000	1,238,880
Li Ning Co. Ltd.	204,000	1,732,235
†Lingyi iTech Guangdong Co. Class A	39,600	31,560
Livzon Pharmaceutical Group, Inc. Class A	2,400	14,502
Logan Group Co. Ltd.	115,000	32,439
Longfor Group Holdings Ltd.	157,500	805,639
†LONGi Green Energy Technology Co. Ltd. Class A	23,380	263,595
†Lufax Holding Ltd. ADR	52,400	291,868
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	800	14,192
Luxi Chemical Group Co. Ltd. Class A	10,000	28,100
Luxshare Precision Industry Co. Ltd. Class A	29,787	147,706
Luzhou Laojiao Co. Ltd. Class A	5,700	165,765
Mango Excellent Media Co. Ltd. Class A	6,200	30,194
Maxscend Microelectronics Co. Ltd. Class A	1,220	40,080

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
†Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	5,400	$ 4,999
†Meituan Class B	353,900	6,704,259
Metallurgical Corp. of China Ltd. Class A	94,800	55,919
†Mianyang Fulin Precision Co. Ltd. Class A	3,700	12,650
Ming Yang Smart Energy Group Ltd. Class A	10,100	35,069
Ming Yuan Cloud Group Holdings Ltd.	53,000	71,406
Minth Group Ltd.	64,000	155,946
Montage Technology Co. Ltd. Class A	4,061	42,824
Muyuan Foods Co. Ltd. Class A	20,550	183,186
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	5,681	28,105
Nanjing Securities Co. Ltd. Class A	17,700	22,830
NARI Technology Co. Ltd. Class A	23,364	115,134
†National Silicon Industry Group Co. Ltd. Class A	11,200	38,367
NAURA Technology Group Co. Ltd. Class A	2,200	93,990
†NavInfo Co. Ltd. Class A	12,700	27,823
NetEase, Inc.	178,900	3,227,851
New China Life Insurance Co. Ltd. Class A	10,500	58,204
New China Life Insurance Co. Ltd. Class H	69,000	191,382
†New Hope Liuhe Co. Ltd. Class A	15,800	42,104
†New Oriental Education & Technology Group, Inc. Sponsored ADR	129,000	148,350
Ninestar Corp. Class A	6,000	40,185
Ningbo Joyson Electronic Corp. Class A	7,000	15,490
Ningbo Tuopu Group Co. Ltd. Class A	5,800	51,521
Ningxia Baofeng Energy Group Co. Ltd. Class A	22,500	52,434
†NIO, Inc. ADR	113,500	2,389,175
†Noah Holdings Ltd. Sponsored ADR	2,800	65,884
Nongfu Spring Co. Ltd. Class H	151,000	796,009
†North Industries Group Red Arrow Co. Ltd. Class A	6,100	21,555
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Northeast Securities Co. Ltd. Class A	14,900	$ 18,092
Offshore Oil Engineering Co. Ltd. Class A	22,000	14,767
†OFILM Group Co. Ltd. Class A	15,100	16,869
Oppein Home Group, Inc. Class A	2,600	47,827
†Orient Securities Co. Ltd. Class A	32,200	55,417
Ovctek China, Inc. Class A	4,469	25,582
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	52,831	30,971
People's Insurance Co. Group of China Ltd. Class A	22,600	16,268
People's Insurance Co. Group of China Ltd. Class H	719,000	234,591
Perfect World Co. Ltd. Class A	10,850	21,825
PetroChina Co. Ltd. Class A	98,900	85,579
PetroChina Co. Ltd. Class H	1,812,000	920,163
PharmaBlock Sciences Nanjing, Inc. Class A	600	9,065
Pharmaron Beijing Co. Ltd. Class A	3,500	64,838
Pharmaron Beijing Co. Ltd. Class H	10,200	122,669
PICC Property & Casualty Co. Ltd. Class H	600,000	610,977
†Pinduoduo, Inc. ADR	37,900	1,520,169
Ping An Bank Co. Ltd. Class A	81,392	196,375
†Ping An Healthcare & Technology Co. Ltd.	37,700	97,437
Ping An Insurance Group Co. of China Ltd. Class A	37,400	284,009
Ping An Insurance Group Co. of China Ltd. Class H	552,000	3,859,068
Poly Developments & Holdings Group Co. Ltd. Class A	48,300	134,778
Postal Savings Bank of China Co. Ltd. Class A	70,500	59,533
Power Construction Corp. of China Ltd. Class A	65,500	74,879
Powerlong Real Estate Holdings Ltd.	119,000	31,165
Proya Cosmetics Co. Ltd. Class A	200	5,924

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Qingdao Rural Commercial Bank Corp. Class A	24,200	$ 13,447
Raytron Technology Co. Ltd. Class A	2,387	16,873
RiseSun Real Estate Development Co. Ltd. Class A	20,600	14,451
Riyue Heavy Industry Co. Ltd. Class A	5,100	16,561
†RLX Technology, Inc. ADR	46,600	83,414
Rongsheng Petrochemical Co. Ltd. Class A	41,150	92,316
SAIC Motor Corp. Ltd. Class A	28,300	75,481
Sailun Group Co. Ltd. Class A	16,300	25,166
Sangfor Technologies, Inc. Class A	2,200	38,549
Sany Heavy Equipment International Holdings Co. Ltd.	94,000	97,346
Sany Heavy Industry Co. Ltd. Class A	32,500	89,239
Satellite Chemical Co. Ltd. Class A	9,340	57,842
SDIC Capital Co. Ltd. Class A	33,593	37,167
SDIC Power Holdings Co. Ltd. Class A	32,700	48,024
Sealand Securities Co. Ltd. Class A	26,000	15,283
Seazen Group Ltd.	167,238	89,264
†Seazen Holdings Co. Ltd. Class A	12,000	60,619
SF Holding Co. Ltd. Class A	20,500	147,164
SG Micro Corp. Class A	1,250	63,872
Shaanxi Coal Industry Co. Ltd. Class A	36,800	95,436
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	6,200	23,253
Shandong Gold Mining Co. Ltd. Class A	6,780	23,025
Shandong Gold Mining Co. Ltd. Class H	63,250	126,313
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	11,310	57,796
Shandong Linglong Tyre Co. Ltd. Class A	7,300	25,302
Shandong Nanshan Aluminum Co. Ltd. Class A	68,100	43,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Shandong Sun Paper Industry JSC Ltd. Class A	14,500	$ 25,945
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	211,200	224,319
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	4,060	22,920
Shanghai Baosight Software Co. Ltd.	29,500	119,600
Shanghai Baosight Software Co. Ltd. Class A	6,290	48,114
Shanghai Construction Group Co. Ltd. Class A	33,200	17,026
Shanghai Electric Group Co. Ltd. Class A	64,800	41,129
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	6,500	54,342
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	44,500	215,653
†Shanghai International Airport Co. Ltd. Class A	4,200	32,393
Shanghai International Port Group Co. Ltd. Class A	45,600	39,215
Shanghai Jahwa United Co. Ltd. Class A	3,200	17,340
Shanghai Jinjiang International Hotels Co. Ltd. Class A	4,500	35,055
†Shanghai Junshi Biosciences Co. Ltd. Class A	1,232	16,935
Shanghai Lingang Holdings Corp. Ltd. Class A	7,340	16,274
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	111,720	104,570
Shanghai M&G Stationery, Inc. Class A	4,900	37,658
Shanghai Medicilon, Inc. Class A	332	23,685
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	5,700	22,009
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	70,100	134,599
Shanghai Pudong Development Bank Co. Ltd. Class A	101,700	127,974
Shanghai Putailai New Energy Technology Co. Ltd. Class A	3,580	78,635

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Shanghai RAAS Blood Products Co. Ltd. Class A	6,200	$ 5,844
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	17,400	27,836
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	8,900	19,161
Shanxi Coking Coal Energy Group Co. Ltd. Class A	21,770	42,626
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	14,300	37,423
†Shanxi Meijin Energy Co. Ltd. Class A	23,700	47,510
Shanxi Securities Co. Ltd. Class A	22,850	20,315
Shanxi Taigang Stainless Steel Co. Ltd. Class A	28,200	29,701
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	4,880	195,099
Shenghe Resources Holding Co. Ltd. Class A	9,800	26,004
Shengyi Technology Co. Ltd. Class A	12,800	32,348
Shennan Circuits Co. Ltd. Class A	2,520	35,798
Shenwan Hongyuan Group Co. Ltd. Class A	73,100	50,305
Shenzhen Capchem Technology Co. Ltd. Class A	2,100	26,787
Shenzhen Energy Group Co. Ltd. Class A	21,400	21,609
Shenzhen Goodix Technology Co. Ltd. Class A	2,200	24,463
Shenzhen Inovance Technology Co. Ltd. Class A	10,550	94,198
Shenzhen Kaifa Technology Co. Ltd. Class A	8,200	14,595
Shenzhen Kangtai Biological Products Co. Ltd. Class A	3,600	52,645
Shenzhen Kedali Industry Co. Ltd. Class A	900	20,910
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,800	231,918
†Shenzhen MTC Co. Ltd. Class A	19,900	11,390
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,500	$ 8,014
Shenzhen Overseas Chinese Town Co. Ltd. Class A	40,544	46,891
†Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	600	2,071
Shenzhen SC New Energy Technology Corp. Class A	1,800	20,670
Shenzhen Senior Technology Material Co. Ltd. Class A	3,600	21,277
Shenzhen Sunlord Electronics Co. Ltd. Class A	4,200	16,823
Shenzhen Sunway Communication Co. Ltd. Class A	4,600	12,976
Shenzhen Transsion Holdings Co. Ltd. Class A	3,064	45,961
Shenzhou International Group Holdings Ltd.	71,100	938,664
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	9,240	48,591
Shimao Services Holdings Ltd.	64,000	33,879
Sichuan Chuantou Energy Co. Ltd. Class A	20,400	34,463
†Sichuan Hebang Biotechnology Co. Ltd. Class A	30,500	16,811
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	6,500	17,701
†Sichuan New Energy Power Co. Ltd.	6,400	19,477
Sichuan Road & Bridge Co. Ltd. Class A	24,100	39,483
Sichuan Swellfun Co. Ltd. Class A	2,600	33,622
Sichuan Yahua Industrial Group Co. Ltd. Class A	4,100	18,503
Sieyuan Electric Co. Ltd. Class A	2,600	13,386
Silergy Corp.	7,000	820,755
Sinolink Securities Co. Ltd. Class A	2,500	3,769
Sinoma Science & Technology Co. Ltd. Class A	8,900	33,823

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Sinopec Shanghai Petrochemical Co. Ltd. Class A	25,200	$ 13,922
Sinotrans Ltd. Class A	26,300	16,485
Sinotruk Hong Kong Ltd.	57,000	86,568
Skshu Paint Co. Ltd. Class A	1,980	27,585
Smoore International Holdings Ltd.	155,000	363,131
Songcheng Performance Development Co. Ltd. Class A	12,120	25,099
SooChow Securities Co. Ltd. Class A	20,880	24,543
Southwest Securities Co. Ltd. Class A	29,800	20,358
StarPower Semiconductor Ltd. Class A	800	48,339
Sunac China Holdings Ltd.	273,000	156,694
†Sunac Services Holdings Ltd.	99,000	60,399
Sungrow Power Supply Co. Ltd. Class A	5,800	97,279
†Suning.com Co. Ltd. Class A	45,500	24,687
Sunny Optical Technology Group Co. Ltd.	61,600	978,290
Sunwoda Electronic Co. Ltd. Class A	8,700	37,216
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	9,300	27,188
Suzhou Maxwell Technologies Co. Ltd. Class A	500	41,174
Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	2,900	32,499
†TAL Education Group ADR	39,800	119,798
TBEA Co. Ltd. Class A	19,700	62,789
TCL Technology Group Corp. Class A	38,500	29,646
Tencent Holdings Ltd.	498,300	22,968,811
†Tencent Music Entertainment Group ADR	56,400	274,668
Thunder Software Technology Co. Ltd. Class A	2,300	35,659
Tianfeng Securities Co. Ltd. Class A	51,100	27,874
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	4,000	21,811
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	12,700	$ 84,804
Tianma Microelectronics Co. Ltd. Class A	13,400	21,971
Tianshan Aluminum Group Co. Ltd. Class A	12,900	15,570
Tianshui Huatian Technology Co. Ltd. Class A	15,000	24,712
†Tibet Summit Resources Co. Ltd. Class A	4,400	18,172
Tingyi Cayman Islands Holding Corp.	168,000	281,710
Titan Wind Energy Suzhou Co. Ltd. Class A	8,000	16,600
Toly Bread Co. Ltd. Class A	4,200	13,277
†Tongcheng Travel Holdings Ltd.	91,600	161,404
†TongFu Microelectronics Co. Ltd. Class A	7,432	19,292
Tongkun Group Co. Ltd. Class A	12,200	33,429
Tongling Nonferrous Metals Group Co. Ltd. Class A	57,900	33,689
Tongwei Co. Ltd. Class A	18,900	126,195
†Topchoice Medical Corp. Class A	1,700	38,142
Topsec Technologies Group, Inc. Class A	6,700	11,885
Topsports International Holdings Ltd.	145,000	120,515
Transfar Zhilian Co. Ltd. Class A	17,900	17,717
TravelSky Technology Ltd. Class H	88,000	126,240
†Trip.com Group Ltd. ADR	43,900	1,014,968
Tsingtao Brewery Co. Ltd. Class A	3,700	45,821
Tsingtao Brewery Co. Ltd. Class H	46,000	361,617
Unigroup Guoxin Microelectronics Co. Ltd. Class A	2,500	80,161
Uni-President China Holdings Ltd.	107,000	92,853
Unisplendour Corp. Ltd. Class A	15,180	46,572
Universal Scientific Industrial Shanghai Co. Ltd. Class A	6,900	13,106
†Venus MedTech Hangzhou, Inc. Class H	23,500	47,948
†Vipshop Holdings Ltd. ADR	38,800	349,200

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Walvax Biotechnology Co. Ltd. Class A	8,200	$ 70,565
Wanhua Chemical Group Co. Ltd. Class A	13,020	165,052
Want Want China Holdings Ltd.	412,000	380,169
†Weibo Corp. Sponsored ADR	6,000	147,060
Weichai Power Co. Ltd. Class A	33,600	70,304
Weichai Power Co. Ltd. Class H	158,000	247,649
Weihai Guangwei Composites Co. Ltd. Class A	2,800	25,960
†Weimob, Inc.	185,000	117,986
†Wens Foodstuffs Group Co. Ltd. Class A	23,720	82,229
Western Securities Co. Ltd. Class A	20,300	23,041
Western Superconducting Technologies Co. Ltd. Class A	1,226	16,637
Westone Information Industry, Inc. Class A	3,800	27,032
Will Semiconductor Co. Ltd. Class A	3,600	108,759
Wingtech Technology Co. Ltd. Class A	4,800	61,053
Winning Health Technology Group Co. Ltd. Class A	11,660	17,160
Wuchan Zhongda Group Co. Ltd. Class A	27,200	22,788
Wuhan Guide Infrared Co. Ltd. Class A	12,622	33,790
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,800	43,350
Wuhu Token Science Co. Ltd. Class A	11,400	14,555
Wuliangye Yibin Co. Ltd. Class A	15,300	371,455
WUS Printed Circuit Kunshan Co. Ltd. Class A	10,010	20,781
WuXi AppTec Co. Ltd. Class A	9,132	160,412
WuXi AppTec Co. Ltd. Class H	32,456	507,091
†Wuxi Biologics Cayman, Inc.	309,500	2,457,614
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	4,040	36,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Wuxi Shangji Automation Co. Ltd. Class A	1,500	$ 32,144
XCMG Construction Machinery Co. Ltd. Class A	42,500	34,387
Xiamen C & D, Inc. Class A	12,000	23,981
Xiamen Faratronic Co. Ltd. Class A	900	28,372
Xiamen Intretech, Inc. Class A	3,600	13,862
Xiamen Tungsten Co. Ltd. Class A	8,400	24,373
†Xiaomi Corp. Class B	1,227,800	2,145,488
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	18,700	38,447
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	60,400	90,455
Xinjiang Zhongtai Chemical Co. Ltd. Class A	6,900	9,823
Xinyi Solar Holdings Ltd.	422,546	735,386
†XPeng, Inc. ADR	33,800	932,542
Yadea Group Holdings Ltd.	110,000	168,504
Yankuang Energy Group Co. Ltd. Class A	8,900	53,795
Yankuang Energy Group Co. Ltd. Class H	136,000	403,661
Yantai Eddie Precision Machinery Co. Ltd. Class A	3,840	14,438
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	5,200	34,260
Yealink Network Technology Corp. Ltd. Class A	4,750	58,009
Yifeng Pharmacy Chain Co. Ltd. Class A	3,538	22,228
†Yihai International Holding Ltd.	40,000	113,607
Yihai Kerry Arawana Holdings Co. Ltd. Class A	6,492	50,506
Yintai Gold Co. Ltd. Class A	13,280	19,489
Yonghui Superstores Co. Ltd. Class A	100	66
YongXing Special Materials Technology Co. Ltd. Class A	2,000	37,043
Yonyou Network Technology Co. Ltd. Class A	12,340	44,365
Youngor Group Co. Ltd. Class A	18,800	20,046

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
†Youngy Co. Ltd. Class A	1,400	$ 24,975
YTO Express Group Co. Ltd. Class A	16,500	44,731
†Yuan Longping High-tech Agriculture Co. Ltd. Class A	7,700	23,478
Yuexiu Property Co. Ltd.	113,400	112,221
Yum China Holdings, Inc.	36,800	1,528,672
Yunda Holding Co. Ltd. Class A	15,130	41,816
†Yunnan Aluminium Co. Ltd. Class A	17,600	37,524
Yunnan Baiyao Group Co. Ltd. Class A	4,200	53,994
Yunnan Energy New Material Co. Ltd. Class A	3,900	134,527
†Yunnan Tin Co. Ltd. Class A	3,600	11,820
†Zai Lab Ltd. ADR	6,600	290,268
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	2,500	124,265
†Zhefu Holding Group Co. Ltd. Class A	25,200	21,016
†Zhejiang Century Huatong Group Co. Ltd. Class A	40,340	39,696
Zhejiang China Commodities City Group Co. Ltd. Class A	27,200	21,482
†Zhejiang Chint Electrics Co. Ltd. Class A	8,400	52,021
Zhejiang Dahua Technology Co. Ltd. Class A	15,900	41,252
Zhejiang Dingli Machinery Co. Ltd. Class A	2,640	18,616
Zhejiang Expressway Co. Ltd. Class H	120,000	100,800
Zhejiang HangKe Technology, Inc. Co. Class A	2,187	19,521
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	7,920	26,233
Zhejiang Huayou Cobalt Co. Ltd. Class A	4,800	73,320
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	6,800	63,805
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	4,400	33,629
Zhejiang Juhua Co. Ltd. Class A	13,300	27,220
Zhejiang Longsheng Group Co. Ltd. Class A	17,800	30,457
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Zhejiang NHU Co. Ltd. Class A	7,820	$ 38,878
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,040	10,521
Zhejiang Semir Garment Co. Ltd. Class A	10,700	11,426
†Zhejiang Supor Co. Ltd. Class A	2,800	21,991
Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,000	4,583
Zhejiang Weixing New Building Materials Co. Ltd. Class A	8,700	27,932
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	2,800	17,051
†Zhejiang Yongtai Technology Co. Ltd. Class A	4,500	26,851
†Zheshang Securities Co. Ltd. Class A	19,500	32,144
†ZhongAn Online P&C Insurance Co. Ltd. Class H	41,900	140,252
Zhongji Innolight Co. Ltd. Class A	4,600	22,805
Zhongsheng Group Holdings Ltd.	52,500	369,140
Zhongtai Securities Co. Ltd. Class A	30,900	39,529
Zhuzhou CRRC Times Electric Co. Ltd. Class H	47,200	182,747
Zhuzhou Hongda Electronics Corp. Ltd. Class A	1,200	12,628
Zhuzhou Kibing Group Co. Ltd. Class A	13,910	28,844
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	5,300	7,086
Zijin Mining Group Co. Ltd. Class A	61,700	109,330
Zijin Mining Group Co. Ltd. Class H	512,000	776,429
†Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	34,300	35,775
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	101,200	63,891
ZTE Corp. Class A	9,700	36,311
ZTE Corp. Class H	70,600	143,011

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
ZTO Express Cayman, Inc. ADR	37,500	$ 937,500
		166,177,872
Colombia–0.15%
Bancolombia SA	23,006	264,511
Ecopetrol SA	456,659	428,215
Interconexion Electrica SA ESP	40,580	261,355
		954,081
Czech Republic–0.16%
CEZ AS	14,396	603,814
Komercni banka as	6,744	261,086
Moneta Money Bank AS	33,135	134,468
		999,368
Egypt–0.07%
†Commercial International Bank Egypt SAE	145,601	366,876
Eastern Co. SAE	103,621	67,941
†Fawry for Banking & Payment Technology Services SAE	58,022	31,358
		466,175
Greece–0.22%
†Alpha Services & Holdings SA	197,318	242,237
†Eurobank Ergasias Services & Holdings SA	229,718	268,748
Hellenic Telecommunications Organization SA	20,349	367,953
JUMBO SA	9,669	144,061
OPAP SA	18,364	267,311
†Public Power Corp. SA	14,116	118,183
		1,408,493
Hong Kong–2.23%
†Alibaba Health Information Technology Ltd.	344,000	217,710
†Alibaba Pictures Group Ltd.	1,100,000	90,526
Bank of Communications Co. Ltd. Class H	800,000	572,733
BOC Aviation Ltd.	17,700	139,036
Bosideng International Holdings Ltd.	304,000	140,856
China Cinda Asset Management Co. Ltd. Class H	779,000	132,715
China Construction Bank Corp. Class H	8,296,000	6,214,239
China Gas Holdings Ltd.	260,000	331,391
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hong Kong (continued)
China Merchants Port Holdings Co. Ltd.	129,342	$ 232,943
China Minsheng Banking Corp. Ltd. Class H	534,000	200,305
China National Building Material Co. Ltd. Class H	356,000	437,895
China Railway Group Ltd. Class H	359,000	199,953
China Resources Cement Holdings Ltd.	202,000	167,449
China Resources Gas Group Ltd.	80,000	336,710
China State Construction International Holdings Ltd.	178,000	236,042
China Traditional Chinese Medicine Holdings Co. Ltd.	258,000	133,969
Dongfeng Motor Group Co. Ltd. Class H	236,000	176,534
Geely Automobile Holdings Ltd.	507,000	785,352
Guangdong Investment Ltd.	248,000	337,885
Guangzhou Automobile Group Co. Ltd. Class H	256,000	211,092
Huabao International Holdings Ltd.	98,000	54,069
†Hutchmed China Ltd. ADR	7,400	140,008
Kingboard Holdings Ltd.	57,500	277,331
Kingboard Laminates Holdings Ltd.	86,500	140,963
Lee & Man Paper Manufacturing Ltd.	104,000	53,960
†Microport Scientific Corp.	54,058	120,268
Nine Dragons Paper Holdings Ltd.	135,000	117,227
Postal Savings Bank of China Co. Ltd. Class H	709,000	570,920
Shenzhen International Holdings Ltd.	94,985	99,907
Shimao Group Holdings Ltd.	108,000	60,295
Sino Biopharmaceutical Ltd.	882,000	547,657
Sinopharm Group Co. Ltd. Class H	114,800	260,602
Sun Art Retail Group Ltd.	157,500	56,930
Vinda International Holdings Ltd.	30,000	67,864
Wharf Holdings Ltd.	120,000	365,508
		14,228,844

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hungary–0.20%
MOL Hungarian Oil & Gas PLC	36,053	$ 316,776
†OTP Bank Nyrt	19,543	708,981
Richter Gedeon Nyrt	11,767	248,740
		1,274,497
India–12.90%
ACC Ltd.	7,084	199,889
Adani Enterprises Ltd.	24,042	635,129
†Adani Green Energy Ltd.	33,974	853,250
Adani Ports & Special Economic Zone Ltd.	43,940	445,975
Adani Total Gas Ltd.	23,997	680,815
†Adani Transmission Ltd.	23,956	743,755
Ambuja Cements Ltd.	60,945	239,421
Apollo Hospitals Enterprise Ltd.	8,739	518,637
Asian Paints Ltd.	33,211	1,343,856
Aurobindo Pharma Ltd.	24,809	217,906
†Avenue Supermarts Ltd.	14,026	737,615
†Axis Bank Ltd.	195,881	1,950,168
Bajaj Auto Ltd.	5,863	281,568
Bajaj Finance Ltd.	23,538	2,235,364
Bajaj Finserv Ltd.	3,344	746,247
Balkrishna Industries Ltd.	7,531	211,193
Bandhan Bank Ltd.	55,145	222,126
Berger Paints India Ltd.	20,171	185,873
Bharat Electronics Ltd.	104,940	290,285
Bharat Forge Ltd.	19,940	183,155
Bharat Petroleum Corp. Ltd.	73,101	345,171
†Bharti Airtel Ltd.	214,177	2,123,447
†Biocon Ltd.	35,564	156,942
Britannia Industries Ltd.	9,270	390,861
Cholamandalam Investment & Finance Co. Ltd.	35,981	338,845
Cipla Ltd.	41,776	559,341
Coal India Ltd.	131,716	316,884
Colgate-Palmolive India Ltd.	9,891	200,841
Container Corp. Of India Ltd.	20,889	184,179
Dabur India Ltd.	53,090	374,389
Divi's Laboratories Ltd.	11,440	661,700
DLF Ltd.	53,915	268,661
Dr Reddy's Laboratories Ltd.	9,944	562,669
Eicher Motors Ltd.	11,679	376,625
GAIL India Ltd.	131,586	269,100
†Godrej Consumer Products Ltd.	31,336	307,669
†Godrej Properties Ltd.	11,194	245,217
Grasim Industries Ltd.	22,945	501,294
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
India (continued)
Havells India Ltd.	21,336	$ 322,985
HCL Technologies Ltd.	94,162	1,439,062
HDFC Asset Management Co. Ltd.	4,156	116,957
HDFC Life Insurance Co. Ltd.	77,981	551,723
Hero MotoCorp Ltd.	10,081	303,204
Hindalco Industries Ltd.	137,216	1,023,716
Hindustan Petroleum Corp. Ltd.	55,688	197,156
Hindustan Unilever Ltd.	71,063	1,911,896
Housing Development Finance Corp. Ltd.	148,520	4,643,934
ICICI Bank Ltd.	444,183	4,236,606
ICICI Lombard General Insurance Co. Ltd.	18,764	327,320
†ICICI Prudential Life Insurance Co. Ltd.	31,302	205,759
Indian Oil Corp. Ltd.	161,041	251,304
Indian Railway Catering & Tourism Corp. Ltd.	21,379	216,559
Indraprastha Gas Ltd.	22,089	108,384
†Indus Towers Ltd.	56,979	166,099
Info Edge India Ltd.	6,780	401,129
Infosys Ltd.	291,268	7,294,118
†InterGlobe Aviation Ltd.	8,366	221,052
ITC Ltd.	253,645	834,656
JSW Steel Ltd.	74,049	711,335
Jubilant Foodworks Ltd.	6,716	232,080
Kotak Mahindra Bank Ltd.	47,823	1,098,333
Larsen & Toubro Infotech Ltd.	4,626	372,994
Larsen & Toubro Ltd.	59,630	1,382,863
Lupin Ltd.	19,110	187,810
Mahindra & Mahindra Ltd.	75,254	795,846
Marico Ltd.	44,588	295,588
Maruti Suzuki India Ltd.	11,767	1,167,722
Mindtree Ltd.	5,813	327,061
Motherson Sumi Systems Ltd.	108,033	197,800
†Motherson Sumi Wiring India Ltd.	24,257	20,632
Mphasis Ltd.	6,868	303,860
MRF Ltd.	145	123,961
Muthoot Finance Ltd.	11,497	201,027
Nestle India Ltd.	2,900	662,945
NTPC Ltd.	424,270	752,438
Oil & Natural Gas Corp. Ltd.	220,434	474,032
Page Industries Ltd.	482	273,634
Petronet LNG Ltd.	60,937	155,263
PI Industries Ltd.	7,221	267,414
Pidilite Industries Ltd.	13,301	429,608
Piramal Enterprises Ltd.	10,344	296,594

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
India (continued)
Power Grid Corp. of India Ltd.	271,581	$ 774,259
Reliance Industries Ltd.	246,777	8,535,416
SBI Cards & Payment Services Ltd.	20,563	229,756
SBI Life Insurance Co. Ltd.	39,375	580,114
Shree Cement Ltd.	907	286,103
Shriram Transport Finance Co. Ltd.	17,759	263,709
Siemens Ltd.	6,181	192,157
SRF Ltd.	11,419	400,637
State Bank of India	154,634	999,066
Sun Pharmaceutical Industries Ltd.	73,056	879,312
Tata Consultancy Services Ltd.	80,095	3,936,300
Tata Consumer Products Ltd.	51,489	526,073
†Tata Motors Ltd.	144,336	815,765
Tata Power Co. Ltd.	127,482	398,452
Tata Steel Ltd.	63,030	1,078,284
Tech Mahindra Ltd.	55,079	1,083,678
Titan Co. Ltd.	30,912	1,029,782
Torrent Pharmaceuticals Ltd.	4,347	159,561
Trent Ltd.	15,963	267,163
UltraTech Cement Ltd.	8,683	752,550
†United Spirits Ltd.	25,430	296,482
UPL Ltd.	42,982	434,385
Vedanta Ltd.	97,160	513,101
Wipro Ltd.	119,244	926,840
†Yes Bank Ltd.	958,268	154,759
†Zomato Ltd.	141,819	152,667
		82,276,892
Indonesia–1.75%
Adaro Energy Indonesia Tbk PT	1,362,000	255,094
Aneka Tambang Tbk	716,600	121,359
Astra International Tbk PT	1,760,200	805,801
Bank Central Asia Tbk PT	4,812,600	2,672,271
†Bank Jago Tbk PT	359,500	366,334
Bank Mandiri Persero Tbk PT	1,622,900	890,100
Bank Negara Indonesia Persero Tbk PT	654,000	373,658
Bank Rakyat Indonesia Persero Tbk PT	5,895,659	1,904,207
Barito Pacific Tbk PT	2,662,700	167,393
Charoen Pokphand Indonesia Tbk PT	641,000	252,160
Gudang Garam Tbk PT	40,500	89,025
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Indonesia (continued)
Indah Kiat Pulp & Paper Tbk PT	257,500	$ 141,391
Indocement Tunggal Prakarsa Tbk PT	126,600	94,647
Indofood CBP Sukses Makmur Tbk PT	204,300	104,390
Indofood Sukses Makmur Tbk PT	407,400	168,605
Kalbe Farma Tbk PT	1,971,600	221,011
†Merdeka Copper Gold Tbk PT	1,002,500	314,938
Sarana Menara Nusantara Tbk PT	2,099,600	156,419
Semen Indonesia Persero Tbk PT	253,300	116,897
Telkom Indonesia Persero Tbk PT	4,296,500	1,366,937
Tower Bersama Infrastructure Tbk PT	742,000	147,950
Unilever Indonesia Tbk PT	647,500	164,668
United Tractors Tbk PT	156,500	277,789
		11,173,044
Kuwait–0.77%
Agility Public Warehousing Co. KSC	108,119	392,998
†Boubyan Bank KSCP	107,969	333,496
Kuwait Finance House KSCP	404,701	1,425,772
Mabanee Co. KPSC	49,027	148,210
Mobile Telecommunications Co. KSCP	173,696	358,820
National Bank of Kuwait SAKP	622,576	2,250,694
		4,909,990
Luxembourg–0.04%
Reinet Investments SCA	12,056	270,417
		270,417
Malaysia–1.48%
†AMMB Holdings Bhd	172,600	152,109
Axiata Group Bhd	237,761	214,309
CIMB Group Holdings Bhd	577,360	731,378
Dialog Group Bhd	341,900	222,292
DiGi.Com Bhd	274,300	253,993
Fraser & Neave Holdings Bhd	9,800	48,945
Genting Bhd	173,200	192,299
Genting Malaysia Bhd	239,000	168,666
HAP Seng Consolidated Bhd	52,600	93,572
Hartalega Holdings Bhd	148,000	170,712
Hong Leong Bank Bhd	55,600	266,633

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Malaysia (continued)
Hong Leong Financial Group Bhd	21,500	$ 100,220
IHH Healthcare Bhd	152,400	224,017
Inari Amertron Bhd	189,000	136,722
IOI Corp. Bhd	220,200	215,367
Kuala Lumpur Kepong Bhd	37,696	225,921
Malayan Banking Bhd	406,421	863,731
†Malaysia Airports Holdings Bhd	101,100	167,107
Maxis Bhd	219,300	204,540
MISC Bhd	112,000	195,542
Nestle Malaysia Bhd	5,900	187,464
Petronas Chemicals Group Bhd	209,800	479,001
Petronas Dagangan Bhd	27,100	131,609
Petronas Gas Bhd	68,500	271,138
PPB Group Bhd	55,400	225,302
Press Metal Aluminium Holdings Bhd	282,100	415,963
Public Bank Bhd	1,248,400	1,384,825
QL Resources Bhd	102,600	122,493
RHB Bank Bhd	158,725	224,989
Sime Darby Bhd	256,600	146,152
Sime Darby Plantation Bhd	149,287	176,079
Telekom Malaysia Bhd	101,300	117,809
Tenaga Nasional Bhd	194,600	416,529
Top Glove Corp. Bhd	460,000	210,048
Westports Holdings Bhd	87,200	82,954
		9,440,430
Mexico–2.31%
Alfa SAB de CV Class A	161,500	122,769
America Movil SAB de CV	2,667,300	2,825,541
Arca Continental SAB de CV	37,800	256,542
Becle SAB de CV	45,400	111,252
†Cemex SAB de CV	1,307,400	698,726
Coca-Cola Femsa SAB de CV	45,380	249,898
Fibra Uno Administracion SA de CV	271,500	318,047
Fomento Economico Mexicano SAB de CV	167,700	1,392,357
Gruma SAB de CV Class B	18,435	231,146
†Grupo Aeroportuario del Pacifico SAB de CV Class B	31,600	509,397
Grupo Aeroportuario del Sureste SAB de CV Class B	17,895	397,478
Grupo Bimbo SAB de CV	138,300	417,194
Grupo Carso SAB de CV	40,000	150,407
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV Class O	224,700	$ 1,692,537
†Grupo Financiero Inbursa SAB de CV Class O	198,100	414,327
Grupo Mexico SAB de CV	268,900	1,605,424
Grupo Televisa SAB	210,500	494,236
Industrias Penoles SAB de CV	12,460	157,238
Kimberly-Clark de Mexico SAB de CV Class A	131,100	184,885
Megacable Holdings SAB de CV	33,000	99,547
Operadora de Sites Mexicanos SA de CV	122,900	156,637
Orbia Advance Corp. SAB de CV	89,800	237,525
Promotora y Operadora de Infraestructura SAB de CV	18,775	149,077
Wal-Mart de Mexico SAB de CV	454,100	1,860,920
		14,733,107
Peru–0.28%
†Cia de Minas Buenaventura SAA ADR	18,600	187,302
Credicorp Ltd.	5,900	1,014,033
Southern Copper Corp.	7,400	561,660
		1,762,995
Philippines–0.76%
Aboitiz Equity Ventures, Inc.	174,260	200,376
AC Energy Corp.	673,300	113,202
Ayala Corp.	24,330	386,641
Ayala Land, Inc.	697,800	471,152
Bank of the Philippine Islands	155,780	299,849
BDO Unibank, Inc.	171,030	436,881
Globe Telecom, Inc.	2,560	125,641
GT Capital Holdings, Inc.	8,373	89,041
International Container Terminal Services, Inc.	89,800	389,020
JG Summit Holdings, Inc.	258,980	306,716
Jollibee Foods Corp.	38,100	165,438
Manila Electric Co.	18,970	136,751
Metro Pacific Investments Corp.	1,060,900	77,664
Metropolitan Bank & Trust Co.	154,004	169,237
†Monde Nissin Corp.	298,200	78,951
PLDT, Inc.	6,690	239,183
SM Investments Corp.	20,690	363,459
SM Prime Holdings, Inc.	872,400	636,024

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Philippines (continued)
Universal Robina Corp.	74,410	$ 174,000
		4,859,226
Poland–0.72%
†Allegro.eu SA	31,015	259,781
Bank Polska Kasa Opieki SA	16,219	433,534
CD Projekt SA	5,973	245,183
Cyfrowy Polsat SA	24,374	160,473
†Dino Polska SA	4,212	339,937
KGHM Polska Miedz SA	11,886	482,713
LPP SA	97	262,467
†mBank SA	1,107	92,321
†Orange Polska SA	62,319	116,711
†PGE Polska Grupa Energetyczna SA	72,240	155,596
Polski Koncern Naftowy ORLEN SA	25,784	462,706
Polskie Gornictwo Naftowe i Gazownictwo SA	146,627	215,553
†Powszechna Kasa Oszczednosci Bank Polski SA	75,985	715,975
Powszechny Zaklad Ubezpieczen SA	52,037	416,565
Santander Bank Polska SA	3,151	227,844
		4,587,359
Qatar–0.96%
Barwa Real Estate Co.	158,924	152,241
Commercial Bank PSQC	178,795	366,746
Industries Qatar QSC	132,284	689,494
Masraf Al Rayan QSC	400,718	568,878
Mesaieed Petrochemical Holding Co.	386,499	308,838
Ooredoo QPSC	62,048	121,174
Qatar Electricity & Water Co. QSC	37,911	190,084
Qatar Fuel QSC	42,988	211,030
Qatar Gas Transport Co. Ltd.	208,469	204,934
Qatar International Islamic Bank QSC	59,523	180,836
Qatar Islamic Bank SAQ	100,063	655,043
Qatar National Bank QPSC	390,820	2,469,838
		6,119,136
Republic of Korea–11.77%
†Alteogen, Inc.	2,330	107,619
Amorepacific Corp.	2,777	364,035
Amorepacific Group	2,423	87,233
BGF retail Co. Ltd.	713	102,411
Celltrion Healthcare Co. Ltd.	7,478	398,337
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Republic of Korea (continued)
†Celltrion Pharm, Inc.	1,435	$ 115,209
Celltrion, Inc.	8,491	1,195,346
Cheil Worldwide, Inc.	6,268	121,255
CJ CheilJedang Corp.	729	220,997
CJ Corp.	1,288	89,093
CJ ENM Co. Ltd.	945	101,726
†CJ Logistics Corp.	926	98,387
Coway Co. Ltd.	4,857	273,771
DB Insurance Co. Ltd.	4,404	253,589
Doosan Bobcat, Inc.	4,735	150,479
†Doosan Heavy Industries & Construction Co. Ltd.	30,512	507,876
Ecopro BM Co. Ltd.	968	312,826
E-MART, Inc.	1,670	192,872
F&F Co. Ltd.	310	189,078
Green Cross Corp.	490	81,302
GS Engineering & Construction Corp.	6,001	227,886
GS Holdings Corp.	4,236	152,985
Hana Financial Group, Inc.	26,135	1,039,472
Hankook Tire & Technology Co. Ltd.	6,386	176,317
Hanmi Pharm Co. Ltd.	570	128,408
Hanon Systems	15,720	152,116
†Hanwha Solutions Corp.	10,779	317,649
†HLB, Inc.	8,491	213,071
HMM Co. Ltd.	23,243	553,685
Hotel Shilla Co. Ltd.	2,918	194,106
†HYBE Co. Ltd.	1,430	361,395
Hyundai Engineering & Construction Co. Ltd.	6,822	267,076
Hyundai Glovis Co. Ltd.	1,629	256,861
Hyundai Heavy Industries Holdings Co. Ltd.	3,964	174,873
Hyundai Mobis Co. Ltd.	5,729	1,009,739
Hyundai Motor Co.	11,892	1,754,556
Hyundai Steel Co.	7,495	254,538
Iljin Materials Co. Ltd.	2,059	162,269
Industrial Bank of Korea	24,478	217,522
Kakao Corp.	27,118	2,357,056
†Kakao Games Corp.	2,784	177,492
†KakaoBank Corp.	8,214	346,921
†Kangwon Land, Inc.	8,703	198,498
KB Financial Group, Inc.	34,297	1,718,755
Kia Corp.	22,841	1,383,437
Korea Aerospace Industries Ltd.	6,660	231,082
†Korea Electric Power Corp.	22,087	411,503
Korea Investment Holdings Co. Ltd.	3,705	238,024
†Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,346	243,391

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Republic of Korea (continued)
Korea Zinc Co. Ltd.	750	$ 361,013
†Korean Air Lines Co. Ltd.	15,100	373,318
†Krafton, Inc.	1,896	427,145
KT&G Corp.	10,077	670,423
Kumho Petrochemical Co. Ltd.	1,579	200,115
†L&F Co. Ltd.	1,995	367,125
LG Chem Ltd.	3,968	1,733,883
LG Corp.	7,537	473,310
LG Display Co. Ltd.	20,304	342,267
LG Electronics, Inc.	9,225	907,402
†LG Energy Solution	1,828	666,619
LG Household & Health Care Ltd.	802	565,740
LG Innotek Co. Ltd.	1,252	395,307
LG Uplus Corp.	19,980	229,860
Lotte Chemical Corp.	1,471	252,468
Lotte Shopping Co. Ltd.	885	69,499
Meritz Financial Group, Inc.	2,897	96,970
Meritz Fire & Marine Insurance Co. Ltd.	3,651	142,096
Meritz Securities Co. Ltd.	29,307	157,517
Mirae Asset Securities Co. Ltd.	26,505	186,064
NAVER Corp.	10,709	2,976,341
NCSoft Corp.	1,411	541,127
Netmarble Corp.	2,004	183,135
NH Investment & Securities Co. Ltd.	13,407	125,363
Orion Corp.	2,208	160,778
Pan Ocean Co. Ltd.	22,336	127,962
†Pearl Abyss Corp.	2,600	211,399
POSCO Chemical Co. Ltd.	2,686	264,070
POSCO Holdings, Inc.	6,420	1,539,989
S-1 Corp.	1,447	84,882
†Samsung Biologics Co. Ltd.	1,432	973,011
Samsung C&T Corp.	7,284	680,110
Samsung Electro-Mechanics Co. Ltd.	4,886	657,875
Samsung Electronics Co. Ltd.	412,934	23,629,308
†Samsung Engineering Co. Ltd.	13,899	298,315
Samsung Fire & Marine Insurance Co. Ltd.	2,725	490,731
†Samsung Heavy Industries Co. Ltd.	58,848	274,019
Samsung Life Insurance Co. Ltd.	6,156	333,369
Samsung SDI Co. Ltd.	4,765	2,319,076
Samsung SDS Co. Ltd.	3,035	344,322
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Republic of Korea (continued)
Samsung Securities Co. Ltd.	5,724	$ 196,563
SD Biosensor, Inc.	2,761	127,110
Seegene, Inc.	3,437	144,028
Shinhan Financial Group Co. Ltd.	38,230	1,298,624
†SK Biopharmaceuticals Co. Ltd.	2,505	184,503
†SK Bioscience Co. Ltd.	1,990	255,289
SK Chemicals Co. Ltd.	985	109,589
SK Hynix, Inc.	47,296	4,549,834
†SK IE Technology Co. Ltd.	1,573	162,064
†SK Innovation Co. Ltd.	4,401	772,054
†SK Square Co. Ltd.	8,564	398,333
SK Telecom Co. Ltd.	2,509	117,316
SK, Inc.	3,635	720,341
SKC Co. Ltd.	1,832	230,351
S-Oil Corp.	3,924	311,346
Woori Financial Group, Inc.	44,959	563,502
Yuhan Corp.	4,713	226,116
		75,084,410
Romania–0.04%
NEPI Rockcastle PLC	36,997	246,412
		246,412
Russia–0.00%
=,†,πAlrosa PJSC	238,813	0
=,πGazprom PJSC	951,460	0
=,πGazprom PJSC ADR	44,186	0
=,†,πInter RAO UES PJSC	3,556,000	0
=,πLUKOIL PJSC	39,222	0
=,πMagnit PJSC	7,135	0
=,πMMC Norilsk Nickel PJSC	5,959	0
=,πMobile TeleSystems PJSC ADR	41,500	0
=,†,πMoscow Exchange MICEX-RTS PJSC	149,010	0
=,πNovatek PJSC GDR	8,045	0
=,†,πNovolipetsk Steel PJSC	139,160	0
=,πPhosAgro PJSC	12,525	0
=,†,πPolyus PJSC	3,172	0
=,πRosneft Oil Co. PJSC	109,202	0
=,πSberbank of Russia PJSC	1,018,280	0
=,πSeverstal PAO	19,447	0
=,πSurgutneftegas PJSC	697,800	0
=,πTatneft PJSC	132,700	0
=,†,πTCS Group Holding PLC GDR	11,419	0
=,†,πVK Co. Ltd. GDR	12,642	0
=,πVTB Bank PJSC	292,180,000	4
=,πX5 Retail Group NV GDR	11,224	0

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Russia (continued)
=,†,πYandex NV Class A	28,824	$ 0
		4
Saudi Arabia–4.19%
Abdullah Al Othaim Markets Co.	3,674	114,583
Advanced Petrochemical Co.	11,598	217,062
Al Rajhi Bank	106,139	4,530,413
Alinma Bank	85,998	886,831
Almarai Co. JSC	21,024	286,052
Arab National Bank	52,280	385,502
†Bank AlBilad	32,219	529,565
Bank Al-Jazira	37,479	261,669
Banque Saudi Fransi	51,486	733,954
Bupa Arabia for Cooperative Insurance Co.	5,259	250,929
Co. for Cooperative Insurance	5,586	106,719
†Dar Al Arkan Real Estate Development Co.	50,057	145,059
Dr Sulaiman Al Habib Medical Services Group Co.	4,796	242,460
†Emaar Economic City	37,587	116,465
Etihad Etisalat Co.	31,975	353,715
Jarir Marketing Co.	5,065	265,388
†Mobile Telecommunications Co. Saudi Arabia	34,766	122,857
Mouwasat Medical Services Co.	4,494	253,958
†National Industrialization Co.	31,146	190,126
National Petrochemical Co.	11,201	138,016
†Rabigh Refining & Petrochemical Co.	20,460	152,808
Riyad Bank	117,496	1,172,445
SABIC Agri-Nutrients Co.	18,729	903,687
Sahara International Petrochemical Co.	32,165	456,944
†Saudi Arabian Mining Co.	37,626	1,335,873
Saudi Arabian Oil Co.	189,334	2,171,791
Saudi Basic Industries Corp.	77,806	2,704,283
Saudi British Bank	71,520	755,453
Saudi Electricity Co.	71,610	503,279
Saudi Industrial Investment Group	20,545	190,800
†Saudi Kayan Petrochemical Co.	64,470	385,366
Saudi National Bank	190,003	3,575,087
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Saudi Arabia (continued)
†Saudi Research & Media Group	3,113	$ 207,849
Saudi Telecom Co.	51,497	1,473,492
Savola Group	21,704	210,277
Yanbu National Petrochemical Co.	21,547	382,476
		26,713,233
South Africa–3.93%
Absa Group Ltd.	62,502	810,423
African Rainbow Minerals Ltd.	9,563	187,268
Anglo American Platinum Ltd.	4,585	629,591
AngloGold Ashanti Ltd.	36,102	856,630
Aspen Pharmacare Holdings Ltd.	33,731	458,511
Bid Corp. Ltd.	28,940	629,837
Bidvest Group Ltd.	25,003	382,766
Capitec Bank Holdings Ltd.	7,024	1,118,643
Clicks Group Ltd.	21,143	447,168
†Discovery Ltd.	37,679	469,356
Exxaro Resources Ltd.	21,173	320,131
FirstRand Ltd.	439,098	2,317,630
Gold Fields Ltd.	76,880	1,190,533
Growthpoint Properties Ltd.	292,571	294,723
Harmony Gold Mining Co. Ltd.	47,953	240,492
Impala Platinum Holdings Ltd.	70,619	1,086,989
Kumba Iron Ore Ltd.	5,548	246,445
Mr Price Group Ltd.	22,284	329,020
MTN Group Ltd.	147,386	1,907,046
MultiChoice Group	33,154	298,879
Naspers Ltd. Class N	18,863	2,130,431
Nedbank Group Ltd.	39,719	630,927
†Northam Platinum Holdings Ltd.	29,074	433,906
Old Mutual Ltd.	413,363	388,973
Pepkor Holdings Ltd.	111,915	177,685
Rand Merchant Investment Holdings Ltd.	70,018	250,076
Remgro Ltd.	47,308	485,043
Sanlam Ltd.	164,071	807,726
†Sasol Ltd.	49,063	1,186,150
Shoprite Holdings Ltd.	43,999	710,170
Sibanye Stillwater Ltd.	230,381	926,355
SPAR Group Ltd.	16,069	186,626
Standard Bank Group Ltd.	115,834	1,439,113
Tiger Brands Ltd.	14,239	157,762
Vodacom Group Ltd.	55,819	611,192

LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
South Africa (continued)
Woolworths Holdings Ltd.	88,043	$ 346,853
		25,091,069
Taiwan–15.68%
Accton Technology Corp.	43,000	330,627
Acer, Inc.	249,000	258,091
Advantech Co. Ltd.	33,595	430,473
Airtac International Group	11,696	376,036
ASE Technology Holding Co. Ltd.	287,000	1,022,714
Asia Cement Corp.	190,000	320,833
ASMedia Technology, Inc.	2,000	133,624
Asustek Computer, Inc.	61,000	791,394
†AU Optronics Corp.	708,000	482,896
Catcher Technology Co. Ltd.	58,000	290,977
Cathay Financial Holding Co. Ltd.	691,563	1,543,663
Chailease Holding Co. Ltd.	114,390	1,003,352
Chang Hwa Commercial Bank Ltd.	353,244	235,424
Cheng Shin Rubber Industry Co. Ltd.	146,000	179,738
China Development Financial Holding Corp.	1,361,048	903,348
China Steel Corp.	1,023,000	1,379,249
Chunghwa Telecom Co. Ltd.	325,000	1,439,383
†Compal Electronics, Inc.	362,000	337,214
CTBC Financial Holding Co. Ltd.	1,613,000	1,643,817
Delta Electronics, Inc.	168,000	1,557,650
E Ink Holdings, Inc.	74,000	470,552
E.Sun Financial Holding Co. Ltd.	1,042,192	1,195,711
Eclat Textile Co. Ltd.	17,000	281,430
†eMemory Technology, Inc.	6,000	381,275
†Evergreen Marine Corp. Taiwan Ltd.	220,466	1,024,761
Far Eastern New Century Corp.	247,000	261,019
†Far EasTone Telecommunications Co. Ltd.	135,000	345,906
Feng TAY Enterprise Co. Ltd.	38,280	254,559
First Financial Holding Co. Ltd.	898,627	888,650
Formosa Chemicals & Fibre Corp.	299,000	820,657
Formosa Petrochemical Corp.	97,000	318,365
Formosa Plastics Corp.	330,000	1,220,523
Foxconn Technology Co. Ltd.	86,000	187,249
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Taiwan (continued)
Fubon Financial Holding Co. Ltd.	661,319	$ 1,755,946
Giant Manufacturing Co. Ltd.	26,000	235,347
Globalwafers Co. Ltd.	19,000	442,225
Hiwin Technologies Corp.	23,198	192,543
Hon Hai Precision Industry Co. Ltd.	1,079,000	3,961,904
Hotai Motor Co. Ltd.	26,000	539,002
Hua Nan Financial Holdings Co. Ltd.	744,055	629,393
Innolux Corp.	822,000	476,072
Inventec Corp.	245,000	210,016
Largan Precision Co. Ltd.	9,000	588,324
Lite-On Technology Corp.	183,000	432,388
MediaTek, Inc.	132,000	4,107,908
Mega Financial Holding Co. Ltd.	942,000	1,406,597
Micro-Star International Co. Ltd.	58,000	260,400
momo.com, Inc.	4,000	130,015
Nan Ya Plastics Corp.	448,000	1,450,231
Nan Ya Printed Circuit Board Corp.	20,000	359,006
Nanya Technology Corp.	109,000	260,017
Nien Made Enterprise Co. Ltd.	15,000	174,636
Novatek Microelectronics Corp.	50,000	735,186
†Oneness Biotech Co. Ltd.	20,000	149,189
Pegatron Corp.	172,000	433,107
Pou Chen Corp.	204,000	223,330
†President Chain Store Corp.	49,000	449,430
Quanta Computer, Inc.	235,000	719,676
Realtek Semiconductor Corp.	40,000	594,191
Ruentex Development Co. Ltd.	105,700	289,755
Shanghai Commercial & Savings Bank Ltd.	309,449	539,293
Shin Kong Financial Holding Co. Ltd.	1,057,764	395,915
SinoPac Financial Holdings Co. Ltd.	892,000	570,481
Synnex Technology International Corp.	128,000	334,113
Taishin Financial Holding Co. Ltd.	910,174	647,477
Taiwan Cement Corp.	450,246	780,944
Taiwan Cooperative Financial Holding Co. Ltd.	831,395	853,309
Taiwan High Speed Rail Corp.	163,000	163,755

LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Taiwan (continued)
Taiwan Mobile Co. Ltd.	146,000	$ 534,263
Taiwan Semiconductor Manufacturing Co. Ltd.	2,130,000	43,693,783
Unimicron Technology Corp.	105,000	894,962
Uni-President Enterprises Corp.	416,000	949,380
†United Microelectronics Corp.	1,028,000	1,887,844
Vanguard International Semiconductor Corp.	79,000	340,174
Voltronic Power Technology Corp.	5,000	252,328
Wan Hai Lines Ltd.	53,600	293,534
Win Semiconductors Corp.	30,000	276,078
Winbond Electronics Corp.	262,000	280,628
Wiwynn Corp.	7,000	246,935
WPG Holdings Ltd.	151,000	294,171
†Yageo Corp.	37,000	552,303
†Yang Ming Marine Transport Corp.	153,000	655,933
Yuanta Financial Holding Co. Ltd.	859,000	786,959
Zhen Ding Technology Holding Ltd.	63,000	234,580
		99,976,136
Thailand–1.84%
Advanced Info Service PCL NVDR	103,471	722,984
†Airports of Thailand PCL NVDR	368,154	730,081
†Asset World Corp. PCL	594,176	91,137
B Grimm Power PCL NVDR	61,642	65,102
Bangkok Commercial Asset Management PCL	145,612	90,214
Bangkok Dusit Medical Services PCL NVDR	815,794	611,786
Bangkok Expressway & Metro PCL	627,091	163,576
Berli Jucker PCL NVDR	97,055	104,955
BTS Group Holdings PCL NVDR	716,030	197,530
Bumrungrad Hospital PCL NVDR	40,427	189,678
Carabao Group PCL Class F	25,261	82,051
Central Pattana PCL NVDR	172,925	305,411
Central Retail Corp. PCL	154,245	184,398
Central Retail Corp. PCL NVDR	3,266	3,887
Charoen Pokphand Foods PCL NVDR	331,004	239,532
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thailand (continued)
CP ALL PCL NVDR	502,147	$ 978,293
Delta Electronics Thailand PCL	27,087	316,083
Electricity Generating PCL NVDR	24,350	124,132
Energy Absolute PCL NVDR	131,285	385,319
Global Power Synergy PCL NVDR	65,627	141,960
Gulf Energy Development PCL NVDR	260,593	399,698
Home Product Center PCL NVDR	508,014	241,873
Indorama Ventures PCL NVDR	146,028	203,309
Intouch Holdings PCL Class F	98,050	229,275
Krung Thai Bank PCL NVDR	301,519	124,483
Krungthai Card PCL NVDR	84,922	156,271
Land & Houses PCL NVDR	719,463	205,248
†Minor International PCL NVDR	261,619	261,983
Muangthai Capital PCL NVDR	68,124	107,125
Osotspa PCL NVDR	90,732	101,924
PTT Exploration & Production PCL NVDR	118,797	511,852
PTT Global Chemical PCL NVDR	192,399	292,512
PTT Oil & Retail Business PCL	253,607	199,263
PTT PCL NVDR	857,119	987,769
Ratch Group PCL NVDR	71,311	94,366
SCG Packaging PCL	111,741	203,318
Siam Cement PCL NVDR	67,478	774,964
Siam Commercial Bank PCL NVDR	73,162	249,485
Sri Trang Gloves Thailand PCL	82,700	62,802
Srisawad Corp. PCL NVDR	69,266	118,122
Thai Oil PCL NVDR	91,732	141,953
Thai Union Group PCL NVDR	272,755	154,735
True Corp. PCL NVDR	1,104,584	170,588
		11,721,027
Turkey–0.27%
Akbank TAS	266,438	131,304
Aselsan Elektronik Sanayi Ve Ticaret AS	54,771	90,117
BIM Birlesik Magazalar AS	37,721	217,635
Eregli Demir ve Celik Fabrikalari TAS	122,421	268,376
Ford Otomotiv Sanayi AS	6,027	122,703

LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Turkey (continued)
KOC Holding AS	66,189	$ 178,919
Turkcell Iletisim Hizmetleri AS	100,761	154,798
Turkiye Garanti Bankasi AS	207,246	172,331
Turkiye Is Bankasi AS Class C	157,271	94,558
†Turkiye Petrol Rafinerileri AS	11,292	165,011
Turkiye Sise ve Cam Fabrikalari AS	121,816	126,285
		1,722,037
United Arab Emirates–1.42%
Abu Dhabi Commercial Bank PJSC	244,862	697,760
Abu Dhabi Islamic Bank PJSC	128,164	304,496
Abu Dhabi National Oil Co. for Distribution PJSC	215,257	245,794
Aldar Properties PJSC	329,663	441,306
Dubai Islamic Bank PJSC	249,141	417,228
Emaar Properties PJSC	350,586	569,472
Emirates NBD Bank PJSC	219,777	894,301
Emirates Telecommunications Group Co. PJSC	301,383	3,034,993
First Abu Dhabi Bank PJSC	383,630	2,464,891
		9,070,241
United States–0.09%
†Legend Biotech Corp. ADR	3,900	141,726
Parade Technologies Ltd.	7,000	437,486
		579,212
Total Common Stock (Cost $476,666,101)		605,560,770
PREFERRED STOCKS–2.39%
Brazil–1.48%
Banco Bradesco SA 4.69%	420,974	1,961,165
Braskem SA 17.28%	16,900	157,072
Centrais Eletricas Brasileiras SA 4.98%	22,600	178,719
Cia Energetica de Minas Gerais 8.14%	98,177	312,612
Gerdau SA 10.67%	99,600	642,655
Itau Unibanco Holding SA 2.65%	420,300	2,423,254
Itausa SA 5.45%	403,460	913,517
Petroleo Brasileiro SA 24.95%	411,300	2,883,648
		9,472,642
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Chile–0.16%
Sociedad Quimica y Minera de Chile SA 2.41%	11,759	$ 1,009,984
		1,009,984
Colombia–0.07%
Bancolombia SA 2.40%	41,132	439,446
		439,446
Republic of Korea–0.68%
Hyundai Motor Co. 5.65%	3,197	227,207
Hyundai Motor Co. 5.68%	2,279	161,208
LG Chem Ltd. 4.70%	667	149,609
LG Household & Health Care Ltd. 2.41%	204	85,058
Samsung Electronics Co. Ltd. 1.80%	71,353	3,697,185
		4,320,267
Russia–0.00%
=,πSurgutneftegas 20.05%	640,200	0
		0
Total Preferred Stocks (Cost $13,298,383)		15,242,339
RIGHTS–0.00%
Republic of Korea–0.00%
=,†Samsung Biologics Rights	103	15,977
Total Rights (Cost $0)		15,977
WARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings PCL exp 11/20/26 exercise price THB 14.9000	180,506	2,821
†BTS Group Holdings PCL exp 9/05/22 exercise price THB 9.9000	45,126	661
†BTS Group Holdings PCL exp 11/07/24 exercise price THB 11.9000	90,253	1,493
†Minor International PCL exp 2/15/24 exercise price THB 31.0000	10,810	1,079
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	751
Total Warrants (Cost $0)		6,805

LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.62%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.25%)	10,346,485	$ 10,346,485
Total Money Market Fund (Cost $10,346,485)		10,346,485

TOTAL INVESTMENTS–98.96% (Cost $500,310,969)	631,172,376
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.04%	6,628,011
NET ASSETS APPLICABLE TO 55,549,788 SHARES OUTSTANDING–100.00%	$637,800,387

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $4, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,346,682	0
Gazprom PJSC ADR	10/31/2018	210,754	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Magnit PJSC	6/14/2019	385,826	0
MMC Norilsk Nickel PJSC	10/31/2018	1,093,007	0
Mobile TeleSystems PJSC ADR	5/19/2021	329,452	0
Moscow Exchange MICEX-RTS PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	3/2/2022	158,525	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas	10/31/2018	371,776	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Tatneft PJSC	10/31/2018	1,490,294	0
TCS Group Holding PLC GDR	2/26/2021	594,556	0
VK Co. Ltd. GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	4
X5 Retail Group NV GDR	2/17/2021	264,703	0
Yandex NV Class A	2/17/2021	1,962,092	0
Total		$19,799,955	$4
LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
The following futures contracts and swap contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
253	E-mini MSCI Emerging Markets Index	$14,237,575	$13,456,674	6/17/22	$780,901	$—
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on FEDL03.[3]	8,172,465	1.00%	10/21/22	$(919,552)	$—	$(919,552)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CITI–Citigroup Global Markets
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LB–Lehman Brothers
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets Equity Index Fund–27

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$101,707	$—	$101,707
Brazil	27,414,273	—	—	27,414,273
Chile	1,559,415	639,668	—	2,199,083
China	20,228,411	145,879,827	69,634	166,177,872
Colombia	954,081	—	—	954,081
Czech Republic	134,468	864,900	—	999,368
Egypt	—	466,175	—	466,175
Greece	—	1,408,493	—	1,408,493
Hong Kong	207,872	14,020,972	—	14,228,844
Hungary	248,740	1,025,757	—	1,274,497
India	701,447	81,575,445	—	82,276,892
Indonesia	4,362,756	6,810,288	—	11,173,044
Kuwait	4,909,990	—	—	4,909,990
Luxembourg	270,417	—	—	270,417
Malaysia	3,409,958	6,030,472	—	9,440,430
Mexico	14,733,107	—	—	14,733,107
Peru	1,762,995	—	—	1,762,995
Philippines	1,355,818	3,503,408	—	4,859,226
Poland	—	4,587,359	—	4,587,359
Qatar	2,225,613	3,893,523	—	6,119,136
Republic of Korea	793,729	74,290,681	—	75,084,410
Romania	—	246,412	—	246,412
Russia	—	—	4	4
Saudi Arabia	719,227	25,994,006	—	26,713,233
South Africa	5,631,033	19,460,036	—	25,091,069
Taiwan	—	99,976,136	—	99,976,136
Thailand	1,552,907	10,168,120	—	11,721,027
Turkey	1,227,799	494,238	—	1,722,037
United Arab Emirates	2,464,891	6,605,350	—	9,070,241
United States	141,726	437,486	—	579,212
Preferred Stocks
Brazil	9,472,642	—	—	9,472,642
Chile	—	1,009,984	—	1,009,984
Colombia	439,446	—	—	439,446
Republic of Korea	—	4,320,267	—	4,320,267
Russia	—	—	—*	—
Rights	—	—	15,977	15,977
Warrants	3,323	3,482	—	6,805
Money Market Fund	10,346,485	—	—	10,346,485
Total Investments	$117,272,569	$513,814,192	$85,615	$631,172,376
Derivatives:

Assets:
Futures Contract	$780,901	$—	$—	$780,901
Liabilities:
Swap Contract	$—	$(919,552)	$—	$(919,552)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets Equity Index Fund–28